Goodwill (Details) - Schedule of carrying value of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Carrying Value Of Goodwill Abstract
Goodwill beginning balance
Additions through business combination	35,926
Impairment
Currency translation adjustments
Carrying value at December 31	$ 35,926